INVESTMENT SECURITIES (Schedule of Gross Unrealized Losses and Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less Than 12 Months, Gross Unrealized Losses	$ (4,533)	$ (6,800)
Less Than 12 Months, Fair value	161,864	197,569
Over 12 Months, Gross Unrealized Losses	(2,623)	(2,096)
Over 12 Months, Fair value	54,734	34,424
Total, Gross Unrealized Losses	(7,156)	(8,896)
Total, Fair Value	216,598	231,993
Available-for-sale, Securities in Unrealized Loss Positions, Number of Positions [Abstract]
Number of debt securities that had an unrealized loss	106	140
Number of debt securities that had an unrealized loss, greater than 12 months	17
Bonds in unrealized loss positions less than one year aggregate losses as a percent of book value	2.72%
Bonds in unrealized loss positions greater than one year aggregate losses as a percent of book value	4.60%
U.S. Treasury securities and obligations of U.S. government agencies and corporations [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less Than 12 Months, Gross Unrealized Losses	(3,937)	(5,464)
Less Than 12 Months, Fair value	144,162	167,616
Over 12 Months, Gross Unrealized Losses	(2,362)	(2,032)
Over 12 Months, Fair value	51,500	33,863
Total, Gross Unrealized Losses	(6,299)	(7,496)
Total, Fair Value	195,662	201,479
Available-for-sale, Securities in Unrealized Loss Positions, Number of Positions [Abstract]
Number of debt securities that had an unrealized loss		42
Obligations of states and political subdivisions [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less Than 12 Months, Gross Unrealized Losses	(596)	(1,336)
Less Than 12 Months, Fair value	17,702	29,953
Over 12 Months, Gross Unrealized Losses	(261)	(64)
Over 12 Months, Fair value	3,234	561
Total, Gross Unrealized Losses	(857)	(1,400)
Total, Fair Value	20,937	30,514
Available-for-sale, Securities in Unrealized Loss Positions, Number of Positions [Abstract]
Number of debt securities that had an unrealized loss		98
Other debt securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less Than 12 Months, Gross Unrealized Losses
Less Than 12 Months, Fair value
Over 12 Months, Gross Unrealized Losses
Over 12 Months, Fair value
Total, Gross Unrealized Losses
Total, Fair Value